Financing Receivables and Operating Lease Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financing Receivables and Operating Lease Equipment [Abstract]
Schedule of Financing Receivables and Operating Lease Equipment, Net
Financing receivables and operating lease equipment, net consisted of the following:

	June 30 2024	December 31 2023
Financing receivables:
Investment in sales-type leases	$461	$556
Notes	89	102

Total financing receivables	550	658
Less allowance for losses on receivables	16	51

Financing receivables, net	534	607
Operating lease equipment, at cost, less accumulated depreciation of $70 and $70	311	352

Total	$845	$959

Financing receivables and operating lease equipment, net consisted of the following at December 31:

	2023	2022
Financing receivables:
Investment in sales-type leases	$556	$804
Notes	102	385

Total financing receivables	658	1,189
Less allowance for losses on receivables	51	55

Financing receivables, net	607	1,134
Operating lease equipment, at cost, less accumulated depreciation of $70 and $76	352	470

Total	$959	$1,604

Components of Investment in Sales Type or Finance Leases
The components of investment in sales-type leases consisted of the following:

	June 30 2024	December 31 2023
Gross lease payments receivable	$585	$697
Unearned income	(130)	(162)

Net lease payments receivable	455	535
Unguaranteed residual assets	6	21

Total	$461	$556

The components of investment in sales-type leases at December 31 were as follows:

	2023	2022
Gross lease payments receivable	$697	$924
Unearned income	(162)	(206)

Net lease payments receivable	535	718
Unguaranteed residual assets	21	86

Total	$556	$804

Financing Receivable Credit Quality Indicators
Our financing receivable balances at June 30, 2024 by internal credit rating category and year of origination consisted of the following:

Rating categories	Current	2023	2022	2021	2020	Prior	Total
BBB	$10	$70	$30	$190	$97	$50	$447
B						89	89
CCC				14			14

Total carrying value of financing receivables	$10	$70	$30	$204	$97	$139	$550

Our financing receivable balances at December 31, 2023 by internal credit rating category and year of origination consisted of the following:

Rating categories	Current	2022	2021	2020	2019	Prior	Total
BBB						$13	$13
BB	$73	$32	$198	$103	$36	53	495
B					12	94	106
CCC			35			9	44

Total carrying value of financing receivables	$73	$32	$233	$103	$48	$169	$658

Schedule of Customer Financing Carrying Values Related to Major Aircraft Concentrations
The majority of our financing receivables and operating lease equipment portfolio is concentrated in the following aircraft models:

	June 30 2024	December 31 2023
717 Aircraft (Accounted for as sales type leases)	$447	$478
747-8 Aircraft (Accounted for as sales-type leases)	104	129
737 Aircraft ($112 and $148 accounted for as operating leases)	112	156
777 Aircraft (Accounted for as operating leases)	188	194
747-400 Aircraft (Accounted for as sales-type leases)		43

The majority of our financing receivables and operating lease equipment portfolio is concentrated in the following aircraft models at December 31:

	2023	2022
717 Aircraft ($0 and $45 accounted for as operating leases)	$478	$563
747-8 Aircraft (Accounted for as sales-type leases)	129	394
737 Aircraft ($148 and $174 accounted for as operating leases)	156	186
777 Aircraft ($194 and $209 accounted for as operating leases)	194	209
MD-80 Aircraft (Accounted for as sales-type leases)		96
757 Aircraft (Accounted for as sales-type leases)		107
747-400 Aircraft (Accounted for as sales-type leases)	43	46

Scheduled Receipts on Customer Financing
As of December 31, 2023, undiscounted cash flows for notes receivable, sales-type and operating leases over the next five years and thereafter are as follows:

	Notes receivable	Sales-type leases	Operating leases
Year 1	$17	$149	$69
Year 2	9	102	61
Year 3	10	109	52
Year 4	11	127	47
Year 5	12	137	45
Thereafter	43	73	48

Total financing receipts	102	697	322
Less imputed interest		(162)
Estimated unguaranteed residual values		21

Total	$102	$556	$322